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                                                                         497(j)



                               December 23, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Corporate Bond Fund -- Rule 497(j) Filing
        (File Nos. 2-21819 and 811-2423)

Ladies and Gentlemen:

      Van Kampen Corporate Bond Fund (the "Registrant") filed via
EDGAR on December 20, 2002 an electronically signed copy of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please contact me at (212) 762-5442.


                                                Very truly yours,



                                                /s/ Natasha Kassian
                                                -------------------------
                                                    Natasha Kassian
                                                    Assistant Secretary